Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
July 31, 2023
SMK-NPRT3-0923
1.9908945.100
Common Stocks - 93.3%
	Shares	Value ($)
Australia - 0.4%
AngloGold Ashanti Ltd.	895	19,851
Brazil - 3.9%
MercadoLibre, Inc. (a)	35	43,332
Natura & Co. Holding SA ADR	3,151	24,137
StoneCo Ltd. Class A (a)	2,831	41,021
XP, Inc. Class A (a)	2,833	76,519
TOTAL BRAZIL		185,009
Chile - 2.3%
Antofagasta PLC	3,169	68,223
Banco de Chile	360,092	40,089
TOTAL CHILE		108,312
China - 28.5%
Akeso, Inc. (a)(b)	2,011	10,585
Alibaba Group Holding Ltd. (a)	10,204	130,401
Alibaba Group Holding Ltd. sponsored ADR (a)	84	8,581
Baidu, Inc.:
Class A (a)	739	14,448
sponsored ADR (a)	97	15,131
BeiGene Ltd. ADR (a)	62	13,282
BYD Co. Ltd. (H Shares)	985	35,084
China Communications Services Corp. Ltd. (H Shares)	10,198	4,838
China Construction Bank Corp. (H Shares)	129,982	75,761
China Life Insurance Co. Ltd. (H Shares)	14,556	25,383
China Merchants Holdings International Co. Ltd.	4,001	5,489
China Resources Beer Holdings Co. Ltd.	4,129	26,445
China Tower Corp. Ltd. (H Shares) (b)	46,966	5,299
ENN Energy Holdings Ltd.	2,708	32,553
ESR Group Ltd. (b)	13,198	23,015
Guangdong Investment Ltd.	9,865	8,526
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,786	6,123
Haier Smart Home Co. Ltd.	2,014	6,623
Hansoh Pharmaceutical Group Co. Ltd. (b)	8,438	13,633
Industrial & Commercial Bank of China Ltd. (H Shares)	55,291	27,000
Innovent Biologics, Inc. (a)(b)	1,035	4,592
JD.com, Inc.:
Class A	873	18,074
sponsored ADR	114	4,709
Jiumaojiu International Holdings Ltd. (b)	4,032	7,879
KE Holdings, Inc. ADR (a)	175	3,049
Kunlun Energy Co. Ltd.	17,765	14,465
Lenovo Group Ltd.	36,607	41,963
Li Auto, Inc.:
ADR (a)	1,124	48,107
Class A (a)	1,171	25,138
Li Ning Co. Ltd.	2,682	16,163
Meituan Class B (a)(b)	4,571	87,261
NetEase, Inc. ADR	344	37,407
New Horizon Health Ltd. (a)(b)	482	1,638
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	249	13,976
PDD Holdings, Inc. ADR (a)	547	49,132
Ping An Insurance Group Co. of China Ltd. (H Shares)	8,996	65,552
Shangri-La Asia Ltd. (a)	15,906	13,216
Shenzhou International Group Holdings Ltd.	440	4,629
Sinotruk Hong Kong Ltd.	3,999	8,368
Sunny Optical Technology Group Co. Ltd.	1,092	10,578
Tencent Holdings Ltd.	4,440	204,068
Tongdao Liepin Group (a)	3,415	4,129
TravelSky Technology Ltd. (H Shares)	10,123	19,340
Trip.com Group Ltd. ADR (a)	1,191	48,879
Tsingtao Brewery Co. Ltd. (H Shares)	2,016	18,069
Uni-President China Holdings Ltd.	18,705	16,141
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,601	1,488
WuXi AppTec Co. Ltd. (H Shares) (b)	1,241	11,704
Wuxi Biologics (Cayman), Inc. (a)(b)	4,707	26,616
XPeng, Inc. ADR (a)	140	2,929
Zai Lab Ltd. (a)	2,613	7,991
Zai Lab Ltd. ADR (a)	72	2,164
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	2,764	10,987
TOTAL CHINA		1,338,601
Greece - 0.0%
Alpha Bank SA (a)	610	1,097
Hong Kong - 1.3%
ASMPT Ltd.	500	4,863
Huanxi Media Group Ltd. (a)	39,070	5,210
Kerry Properties Ltd.	5,693	12,264
Prudential PLC	2,929	40,673
TOTAL HONG KONG		63,010
India - 13.7%
Axis Bank Ltd. sponsored GDR (Reg. S)	493	28,841
HDFC Bank Ltd. sponsored ADR	2,036	139,018
ICICI Bank Ltd. sponsored ADR	5,159	126,757
Infosys Ltd. sponsored ADR	8,604	143,343
Larsen & Toubro Ltd. GDR	2,090	68,343
Reliance Industries Ltd. GDR (b)	2,182	136,375
TOTAL INDIA		642,677
Indonesia - 4.8%
First Resources Ltd.	27,129	30,806
PT Bank Central Asia Tbk	131,600	79,632
PT Bank Rakyat Indonesia (Persero) Tbk	180,300	67,553
PT Sumber Alfaria Trijaya Tbk	78,800	14,109
PT Telkom Indonesia Persero Tbk	137,000	33,754
TOTAL INDONESIA		225,854
Korea (South) - 12.8%
Coway Co. Ltd.	260	8,343
Db Insurance Co. Ltd.	222	13,118
Hyundai Fire & Marine Insurance Co. Ltd.	689	15,449
Hyundai Mipo Dockyard Co. Ltd. (a)	19	1,389
Hyundai Motor Co. Ltd.	34	5,216
Jeisys Medical, Inc. (a)	436	3,812
JYP Entertainment Corp.	160	17,080
Kakao Corp.	529	21,239
KB Financial Group, Inc. ADR	586	23,540
Korea Aerospace Industries Ltd.	53	2,041
LG Chemical Ltd.	33	16,736
LG Corp.	20	1,307
NAVER Corp.	340	60,404
NCSOFT Corp.	22	4,761
POSCO sponsored ADR	588	73,788
Samsung Biologics Co. Ltd. (a)(b)	17	10,192
Samsung Electronics Co. Ltd. GDR (Reg. S)	186	253,146
Samsung SDI Co. Ltd.	33	17,175
SK Hynix, Inc.	536	51,766
TOTAL KOREA (SOUTH)		600,502
Mexico - 4.9%
Corporacion Inmobiliaria Vesta S.A.B. de CV	6,051	21,953
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	141	5,114
Gruma S.A.B. de CV Series B	997	17,885
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,348	25,684
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	124	35,091
Grupo Financiero Banorte S.A.B. de CV Series O	6,591	62,470
Wal-Mart de Mexico SA de CV Series V	14,432	60,081
TOTAL MEXICO		228,278
Netherlands - 0.4%
CTP BV (b)	1,262	17,317
Panama - 0.7%
Copa Holdings SA Class A	295	34,816
Philippines - 1.4%
SM Investments Corp.	3,461	57,473
SM Prime Holdings, Inc.	15,900	9,670
TOTAL PHILIPPINES		67,143
Poland - 1.3%
CD Projekt RED SA	742	30,259
Dino Polska SA (a)(b)	279	31,086
TOTAL POLAND		61,345
South Africa - 3.6%
Absa Group Ltd.	901	9,545
Bid Corp. Ltd.	1,157	27,405
Capitec Bank Holdings Ltd.	293	29,382
Discovery Ltd. (a)	3,980	35,160
Gold Fields Ltd. sponsored ADR	1,458	22,555
Impala Platinum Holdings Ltd.	4,343	31,370
Pick 'n Pay Stores Ltd.	7,165	15,421
TOTAL SOUTH AFRICA		170,838
Taiwan - 10.4%
ASE Technology Holding Co. Ltd. ADR	6,618	53,143
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,393	435,564
TOTAL TAIWAN		488,707
Tanzania - 0.5%
Helios Towers PLC (a)	20,262	23,520
United States of America - 2.4%
FirstCash Holdings, Inc.	456	43,448
Globant SA (a)	277	48,400
Tenaris SA sponsored ADR	260	8,707
Titan Cement International Trading SA	599	12,592
TOTAL UNITED STATES OF AMERICA		113,147
TOTAL COMMON STOCKS (Cost $4,044,597)		4,390,024

Nonconvertible Preferred Stocks - 4.9%
	Shares	Value ($)
Brazil - 4.5%
Banco do Brasil SA sponsored ADR	1,742	17,890
Itau Unibanco Holding SA sponsored ADR	14,649	88,040
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,756	49,579
sponsored ADR	3,780	55,490
TOTAL BRAZIL		210,999
Korea (South) - 0.4%
Hyundai Motor Co. Ltd. Series 2	264	22,397
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $202,208)		233,396

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $89,676)	89,658	89,676

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,336,481)	4,713,096
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,317)
NET ASSETS - 100.0%	4,706,779

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,680 or 8.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	4,285,228	4,195,552	4,105	-	-	89,676	0.0%
Total	-	4,285,228	4,195,552	4,105	-	-	89,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.